Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income, Net [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2012	2011	2010
Gain from sale of Mediguide shares (*)	$-	$-	$12,809
Other	78	1,909	450
	$78	$1,909	$13,259

(*) Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2010.